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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01424
AIM Equity Funds

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/10

Item 1. Schedule of Investments
EXHIBIT INDEX

Item 1. Schedule of Investments.

AIM Capital Development Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     CDV-QTR-1 01/10     Invesco Advisers, Inc.

AIM Capital Development Fund
Schedule of Investments(a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.84%
Aerospace & Defense—1.13%
Goodrich Corp.	168,123	$10,408,495

Air Freight & Logistics—0.95%
C.H. Robinson Worldwide, Inc.	153,805	8,709,977

Apparel Retail—0.98%
American Eagle Outfitters, Inc.	568,603	9,035,102

Apparel, Accessories & Luxury Goods—3.36%
Carter’s, Inc. (b)	383,433	9,915,577

Coach, Inc.	267,226	9,320,843

Hanesbrands, Inc. (b)	506,383	11,631,618

		30,868,038

Application Software—3.65%
Adobe Systems Inc. (b)	272,113	8,789,250

Autodesk, Inc. (b)	491,207	11,685,814

Solera Holdings Inc.	395,290	13,088,052

		33,563,116

Asset Management & Custody Banks—1.98%
Affiliated Managers Group, Inc. (b)	183,079	11,089,095

State Street Corp.	164,894	7,070,655

		18,159,750

Automotive Retail—0.44%
Advance Auto Parts, Inc.	101,489	4,003,741

Biotechnology—2.72%
Talecris Biotherapeutics Holdings Corp. (b)	485,429	11,359,038

United Therapeutics Corp. (b)	229,252	13,656,542

		25,015,580

Casinos & Gaming—0.96%
International Game Technology	482,557	8,850,095

Coal & Consumable Fuels—1.19%
CONSOL Energy Inc.	235,479	10,975,676

Communications Equipment—0.94%
Brocade Communications Systems, Inc. (b)	1,254,528	8,618,607

Lantronix Inc.-Wts., expiring 02/09/11(c)	7,454	0

		8,618,607

Computer Storage & Peripherals—2.68%
NetApp, Inc. (b)	230,222	6,706,367

QLogic Corp. (b)	557,325	9,580,417

Western Digital Corp. (b)	219,931	8,355,178

		24,641,962

	Shares	Value

Construction, Farm Machinery & Heavy Trucks—0.92%
Bucyrus International, Inc.	161,236	$8,445,542

Consumer Finance—0.50%
Discover Financial Services	334,971	4,582,403

Data Processing & Outsourced Services—1.37%
Alliance Data Systems Corp. (b)(d)	211,620	12,582,925

Department Stores—2.06%
Macy’s, Inc.	586,535	9,343,502

Nordstrom, Inc.	276,453	9,548,687

		18,892,189

Distributors—1.02%
LKQ Corp. (b)	500,381	9,382,144

Diversified Metals & Mining—1.85%
Freeport-McMoRan Copper & Gold Inc.	92,784	6,187,765

Walter Energy, Inc.	167,134	10,850,339

		17,038,104

Diversified Support Services—1.19%
Copart, Inc. (b)	324,984	10,971,460

Education Services—3.17%
Apollo Group, Inc. -Class A (b)	159,198	9,645,807

Capella Education Co. (b)	143,348	10,518,876

ITT Educational Services, Inc. (b)	93,038	9,012,591

		29,177,274

Electrical Components & Equipment—2.27%
Cooper Industries PLC (Ireland)(b)	261,857	11,233,665

Regal-Beloit Corp.	203,992	9,669,221

		20,902,886

Electronic Components—1.07%
Amphenol Corp. -Class A	247,615	9,864,982

Environmental & Facilities Services—1.01%
Republic Services, Inc.	347,086	9,298,434

Fertilizers & Agricultural Chemicals—1.08%
Intrepid Potash, Inc. (b)(d)	405,574	9,932,507

Health Care Equipment—3.19%
American Medical Systems Holdings, Inc. (b)	510,583	9,803,194

Hologic, Inc. (b)	632,332	9,529,243

NuVasive, Inc. (b)(d)	154,069	4,252,304

ResMed Inc. -CDI (b)	1,111,978	5,730,956

		29,315,697

See accompanying notes which are an integral part of this schedule.

AIM Capital Development Fund

	Shares	Value

Health Care Facilities—1.51%
Psychiatric Solutions, Inc. (b)	260,087	$5,734,918

VCA Antech, Inc. (b)	320,701	8,142,599

		13,877,517

Health Care Services—1.70%
Express Scripts, Inc. (b)	110,088	9,231,980

Fresenius Medical Care AG & Co. KGaA -ADR (Germany)	125,767	6,368,841

		15,600,821

Hotels, Resorts & Cruise Lines—1.12%
Marriott International, Inc. -Class A	393,491	10,321,269

Household Products—1.50%
Church & Dwight Co., Inc.	85,489	5,154,132

Energizer Holdings, Inc. (b)	155,252	8,616,486

		13,770,618

Housewares & Specialties—1.34%
Jarden Corp.	404,034	12,314,956

Human Resource & Employment Services—1.14%
Robert Half International, Inc.	390,112	10,501,815

Independent Power Producers & Energy Traders—0.62%
KGEN Power Corp. (b)(e)	878,367	5,709,386

Industrial Machinery—0.96%
Flowserve Corp.	98,265	8,860,555

Investment Banking & Brokerage—2.16%
Lazard Ltd. -Class A (b)	246,292	9,492,094

TD Ameritrade Holding Corp. (b)	581,443	10,326,427

		19,818,521

IT Consulting & Other Services—1.56%
Cognizant Technology Solutions Corp. -Class A (b)	327,634	14,304,501

Life & Health Insurance—2.42%
Aflac, Inc.	249,410	12,078,926

Lincoln National Corp.	413,094	10,153,851

		22,232,777

Life Sciences Tools & Services—2.68%
Charles River Laboratories International, Inc. (b)	134,432	4,885,259

Pharmaceutical Product Development, Inc.	430,647	10,059,914

Thermo Fisher Scientific, Inc. (b)	209,996	9,691,315

		24,636,488

Managed Health Care—1.66%
Aetna Inc.	321,427	9,633,167

Aveta, Inc. (b)(e)	1,014,837	5,581,604

		15,214,771

	Shares	Value

Marine—0.45%
Genco Shipping & Trading Ltd. (b)(d)	213,396	$4,088,667

Metal & Glass Containers—0.91%
Owens-Illinois, Inc. (b)	305,377	8,312,362

Multi-Line Insurance—1.31%
Genworth Financial Inc. -Class A (b)	872,151	12,070,570

Oil & Gas Drilling—0.98%
Noble Corp. (b)	223,104	8,995,553

Oil & Gas Equipment & Services—3.96%
Baker Hughes Inc.	225,099	10,192,483

Core Laboratories N.V. (Netherlands)(b)	68,811	8,047,446

Key Energy Services, Inc. (b)	1,238,895	11,980,115

Petroleum Geo-Services A.S.A. (Norway)(b)	501,758	6,214,272

		36,434,316

Oil & Gas Exploration & Production—3.72%
Cabot Oil & Gas Corp.	244,609	9,361,186

Continental Resources, Inc. (b)	435,833	16,548,579

SandRidge Energy, Inc. (b)	983,865	8,323,498

		34,233,263

Personal Products—1.19%
Estee Lauder Cos. Inc. (The) -Class A	208,941	10,973,581

Pharmaceuticals—0.70%
Shire PLC -ADR (United Kingdom)	108,400	6,460,640

Real Estate Services—1.13%
CB Richard Ellis Group, Inc. -Class A (b)	843,038	10,369,367

Research & Consulting Services—2.36%
Equifax Inc.	319,030	10,208,960

IHS Inc. -Class A (b)	222,872	11,464,536

		21,673,496

Restaurants—1.12%
Darden Restaurants, Inc.	279,230	10,320,341

Security & Alarm Services—0.88%
Corrections Corp. of America (b)	434,348	8,126,651

Semiconductor Equipment—1.17%
ASML Holding N.V. -New York Shares (Netherlands)	343,175	10,724,219

Semiconductors—3.81%
Altera Corp.	456,106	9,724,180

Avago Technologies Ltd. (Singapore)(b)	524,261	9,111,656

Marvell Technology Group Ltd. (b)	355,756	6,200,827

Xilinx, Inc.	425,026	10,022,113

		35,058,776

See accompanying notes which are an integral part of this schedule.

AIM Capital Development Fund

	Shares	Value

Specialty Chemicals—1.05%
Albemarle Corp.	270,546	$9,663,903

Steel—0.53%
Steel Dynamics, Inc.	320,198	4,860,606

Systems Software—2.68%
Check Point Software Technologies Ltd. (Israel)(b)	416,432	13,317,496

McAfee Inc. (b)	299,633	11,296,164

		24,613,660

Tires & Rubber—1.04%
Goodyear Tire & Rubber Co. (The) (b)	717,844	9,576,039

Trading Companies & Distributors—2.19%
MSC Industrial Direct Co., Inc. -Class A	216,380	9,345,452

W.W. Grainger, Inc.	108,648	10,786,574

		20,132,026

Trucking—2.50%
Con-way Inc.	267,078	7,643,772

Heartland Express, Inc.	489,444	6,798,377

J.B. Hunt Transport Services, Inc.	278,937	8,552,209

		22,994,358

Wireless Telecommunication Services—1.11%
American Tower Corp. -Class A (b)	240,651	10,215,635

Total Common Stocks & Other Equity Interests (Cost $742,838,204)		890,298,710

Money Market Funds—0.94%
Liquid Assets Portfolio-Institutional Class (Money Market Funds)(f)	4,334,469	4,334,469

Premier Portfolio-Institutional Class (Money Market Funds)(f)	4,334,469	4,334,469

Total Money Market Funds (Cost $8,668,938)		8,668,938

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—97.78% (Cost $751,507,142)		898,967,648

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.64%
Liquid Assets Portfolio -Institutional Class (Cost $15,072,608)(f)(g)	15,072,608	15,072,608

TOTAL INVESTMENTS—99.42% (Cost $766,579,750)		914,040,256

OTHER ASSETS LESS LIABILITIES—0.58%		5,333,039

NET ASSETS—100.00%		$919,373,295

Investment Abbreviations:

ADR	— American Depositary Receipt

CDI	— Chess Depositary Instruments

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Non-income producing security acquired through a corporate action.

(d)	All or a portion of this security was out on loan at January 31, 2010.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2010 was $11,290,990, which represented 1.23% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment advisor.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

AIM Capital Development Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

AIM Capital Development Fund
A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

AIM Capital Development Fund
E.	Foreign Currency Translations — (continued)

arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
      The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$890,804,038	$11,945,228	$11,290,990	$914,040,256

AIM Capital Development Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $126,792,433 and $188,094,713, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$185,036,659

Aggregate unrealized (depreciation) of investment securities	(37,687,819)

Net unrealized appreciation of investment securities	$147,348,840

Cost of investments for tax purposes is $766,691,416.

AIM Charter Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     CHT-QTR-1 01/10       Invesco Advisers, Inc.

AIM Charter Fund
Schedule of Investments (a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—84.94%
Aerospace & Defense—3.40%
Lockheed Martin Corp.	392,727	$29,266,016

Northrop Grumman Corp.	1,255,555	71,064,413

United Technologies Corp.	1,125,000	75,915,000

		176,245,429

Air Freight & Logistics—0.92%
United Parcel Service, Inc. -Class B	823,714	47,585,958

Asset Management & Custody Banks—1.18%
Legg Mason, Inc.	2,363,833	60,939,615

Biotechnology—3.15%
Amgen Inc. (b)	131,154	7,669,886

Biogen Idec Inc. (b)	770,074	41,383,777

Genzyme Corp. (b)	996,612	54,076,167

Gilead Sciences, Inc. (b)	1,240,036	59,856,538

		162,986,368

Cable & Satellite—2.05%
Comcast Corp. -Class A	6,698,414	106,035,894

Communications Equipment—5.39%
Cisco Systems, Inc. (b)	3,323,692	74,683,359

Motorola, Inc. (b)	11,928,510	73,360,337

Nokia Corp. -ADR (Finland)	7,954,676	108,899,515

QUALCOMM Inc.	558,160	21,874,290

		278,817,501

Computer Hardware—1.06%
Fujitsu Ltd. (Japan)	8,952,000	54,703,118

Computer Storage & Peripherals—1.08%
EMC Corp. (b)	3,344,239	55,748,464

Consumer Finance—2.41%
American Express Co.	3,311,061	124,694,557

Data Processing & Outsourced Services—1.67%
Automatic Data Processing, Inc.	2,116,082	86,314,985

Diversified Banks—1.82%
U.S. Bancorp	2,019,753	50,655,405

Wells Fargo & Co.	1,531,300	43,534,859

		94,190,264

Drug Retail—3.42%
CVS Caremark Corp.	3,135,295	101,489,499

Walgreen Co.	2,098,805	75,661,920

		177,151,419

	Shares	Value

Education Services—0.29%
Apollo Group, Inc. -Class A (b)	250,000	$15,147,500

Electronic Equipment & Instruments—2.08%
Agilent Technologies, Inc. (b)	3,842,093	107,693,867

Electronic Manufacturing Services—1.34%
Tyco Electronics Ltd. (Switzerland)	2,779,645	69,157,568

Environmental & Facilities Services—1.32%
Waste Management, Inc.	2,126,222	68,145,415

Food Retail—1.59%
Kroger Co. (The)	3,829,425	82,064,578

Health Care Equipment—5.44%
Baxter International Inc.	928,408	53,467,017

Boston Scientific Corp. (b)	10,188,087	87,923,191

Covidien PLC (Ireland)	1,585,595	80,167,683

Medtronic, Inc.	1,396,685	59,903,819

		281,461,710

Health Care Supplies—1.23%
Alcon, Inc.	410,543	63,925,651

Hypermarkets & Super Centers—1.44%
Wal-Mart Stores, Inc.	1,390,752	74,307,879

Industrial Conglomerates—4.20%
3M Co.	1,094,527	88,098,478

Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	2,239,019	67,677,168

Tyco International Ltd.	1,746,571	61,881,011

		217,656,657

Industrial Gases—1.10%
Air Products & Common Chemicals, Inc.	747,756	56,799,546

Industrial Machinery—1.09%
Danaher Corp.	794,515	56,688,645

Insurance Brokers—1.06%
Marsh & McLennan Cos., Inc.	2,539,858	54,759,338

Integrated Telecommunication Services—0.67%
AT&T Inc.	1,362,200	34,545,392

Life Sciences Tools & Services—1.63%
Thermo Fisher Scientific, Inc. (b)	1,831,718	84,533,786

Managed Health Care—1.45%
WellPoint Inc. (b)	1,180,000	75,189,600

See accompanying notes which are an integral part of this schedule.

AIM Charter Fund

	Shares	Value

Office Electronics—0.87%
Xerox Corp.	5,156,013	$44,960,433

Oil & Gas Equipment & Services—2.87%
Baker Hughes Inc.	425,854	19,282,669

BJ Services Co.	3,689,511	76,262,193

Tenaris S.A. -ADR (Argentina)	1,202,879	52,926,676

		148,471,538

Oil & Gas Exploration & Production—3.60%
Apache Corp.	617,898	61,029,785

EOG Resources, Inc.	681,767	61,645,372

XTO Energy, Inc.	1,432,082	63,827,895

		186,503,052

Oil & Gas Refining & Marketing—0.31%
Valero Energy Corp.	885,000	16,301,700

Oil & Gas Storage & Transportation—0.91%
Williams Cos., Inc. (The)	2,261,380	47,127,159

Packaged Foods & Meats—1.36%
Cadbury PLC (United Kingdom)(c)	5,321,603	70,497,018

Personal Products—0.95%
Avon Products, Inc.	1,626,504	49,022,831

Pharmaceuticals—5.59%
Allergan, Inc.	860,334	49,469,205

Johnson & Johnson	661,901	41,607,097

Pfizer Inc.	2,323,768	43,361,511

Roche Holding AG (Switzerland)	468,720	78,704,888

Teva Pharmaceutical Industries Ltd.-ADR (Israel)	1,342,930	76,170,989

		289,313,690

Property & Casualty Insurance—4.78%
Berkshire Hathaway Inc. -Class A (b)(c)	1,008	115,516,800

Progressive Corp. (The)	7,942,435	131,685,572

		247,202,372

Railroads—0.82%
Union Pacific Corp.	703,146	42,540,333

Regional Banks—0.99%
PNC Financial Services Group, Inc.	923,996	51,217,098

Semiconductors—2.36%
Intel Corp.	3,200,495	62,089,603

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	31,562,019	60,234,185

		122,323,788

Systems Software—4.70%
Microsoft Corp.	4,313,381	121,551,077

Symantec Corp. (b)	7,168,912	121,513,058

		243,064,135

	Shares	Value

Wireless Telecommunication Services—1.35%
Vodafone Group PLC (United Kingdom)	32,553,055	$69,929,345

Total Common Stocks & Other Equity Interests (Cost $4,198,242,255)		4,395,965,196

Money Market Funds—15.33%
Liquid Assets Portfolio-Institutional Class(d)	396,832,782	396,832,782

Premier Portfolio-Institutional Class (d)	396,832,782	396,832,782

Total Money Market Funds (Cost $793,665,564)		793,665,564

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.27% (Cost $4,991,907,819)		5,189,630,760

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.45%
Liquid Assets Portfolio —Institutional Class (Cost $127,038,448)(d)(e)	127,038,448	127,038,448

TOTAL INVESTMENTS—102.72% (Cost $5,118,946,267)		5,316,669,208

OTHER ASSETS LESS LIABILITIES—(2.72)%		(140,969,443)

NET ASSETS—100.00%		$5,175,699,765

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

AIM Charter Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Charter Fund
A.	Security Valuations — (Continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM Charter Fund
recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$4,914,923,485	$401,745,723	$—	$5,316,669,208

Other Investments*	—	3,076,028	—	3,076,028

Total Investments	$4,914,923,485	$404,821,751	$—	$5,319,745,236

*	Other Investments includes foreign currency contracts, which are included at unrealized appreciation.

AIM Charter Fund
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts at Period-End
Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

3/04/2010	GBP	44,650,000	USD	74,427,085	$71,351,057	$3,076,028

Currency Abbreviations:

GBP	— British Pound Sterling

USD	— U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $332,913,342 and $177,250,597, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$610,163,057

Aggregate unrealized (depreciation) of investment securities	(424,764,837)

Net unrealized appreciation of investment securities	$185,398,220

Cost of investments for tax purposes is $5,131,270,988

AIM Constellation Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     CST-QTR-1 01/10       Invesco Advisers, Inc.

AIM Constellation Fund
Schedule of Investments (a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.78%
Aerospace & Defense—3.38%
Goodrich Corp.	259,247	$16,049,982

Honeywell International Inc.	428,352	16,551,521

Rockwell Collins, Inc.	300,646	15,991,361

United Technologies Corp.	780,321	52,656,061

		101,248,925

Air Freight & Logistics—0.50%
Expeditors International of Washington, Inc.	443,244	15,114,620

Airlines—0.81%
Delta Air Lines, Inc. (b)	981,370	12,002,155

UAL Corp. (b)(c)	1,004,588	12,286,111

		24,288,266

Apparel Retail—1.64%
American Eagle Outfitters, Inc.	1,428,238	22,694,702

Gap, Inc. (The)	785,729	14,991,709

Men’s Wearhouse, Inc. (The)	574,948	11,585,202

		49,271,613

Apparel, Accessories & Luxury Goods—0.25%
Coach, Inc.	216,496	7,551,381

Asset Management & Custody Banks—0.78%
BlackRock, Inc.	51,496	11,010,875

T. Rowe Price Group Inc.	249,856	12,397,854

		23,408,729

Auto Parts & Equipment—1.76%
Autoliv, Inc. (Sweden)	259,350	11,102,773

BorgWarner, Inc.	191,933	6,734,929

Gentex Corp.	351,105	6,730,683

Johnson Controls, Inc.	1,015,679	28,266,347

		52,834,732

Automobile Manufacturers—0.64%
Toyota Motor Corp. (Japan)	501,900	19,248,593

Biotechnology—4.00%
Amgen Inc. (b)	653,954	38,243,230

Gilead Sciences, Inc. (b)	1,690,508	81,600,821

		119,844,051

Cable & Satellite—0.26%
Scripps Networks Interactive, Inc. -Class A	185,463	7,919,270

Communications Equipment—5.51%
Cisco Systems, Inc. (b)	2,037,876	45,791,074

QUALCOMM Inc.	1,390,401	54,489,815

	Shares	Value

Communications Equipment—(continued)
Research In Motion Ltd. (Canada)(b)	1,030,602	$64,886,702

		165,167,591

Computer Hardware—5.65%
Apple Inc. (b)	456,440	87,691,253

Hewlett-Packard Co.	619,578	29,163,536

International Business Machines Corp.	428,867	52,489,032

		169,343,821

Computer Storage & Peripherals—1.01%
EMC Corp. (b)	1,367,940	22,803,560

QLogic Corp. (b)	440,960	7,580,102

		30,383,662

Construction & Engineering—0.54%
Fluor Corp.	354,408	16,068,859

Construction, Farm Machinery & Heavy Trucks—0.32%
Komatsu Ltd. (Japan)	481,400	9,634,697

Consumer Finance—0.41%
American Express Co.	329,164	12,396,316

Data Processing & Outsourced Services—2.27%
Alliance Data Systems Corp. (b)(c)	256,133	15,229,668

MasterCard, Inc. -Class A	102,855	25,703,465

Visa Inc. -Class A	329,666	27,042,502

		67,975,635

Department Stores—2.45%
J.C. Penney Co., Inc.	1,339,046	33,248,512

Kohl’s Corp. (b)	797,257	40,157,835

		73,406,347

Diversified Banks—0.49%
Banco Bradesco S.A. -ADR (Brazil)	886,831	14,685,921

Diversified Metals & Mining—1.48%
BHP Billiton Ltd. (Australia)	409,701	14,192,437

Freeport-McMoRan Copper & Gold Inc.	183,792	12,257,089

Rio Tinto PLC (United Kingdom)	373,420	17,916,812

		44,366,338

Drug Retail—1.03%
Walgreen Co.	856,715	30,884,576

Electrical Components & Equipment—1.17%
Cooper Industries PLC (Ireland)(b)	818,708	35,122,573

Electronic Components—0.85%
Corning Inc.	1,405,637	25,413,917

See accompanying notes which are an integral part of this schedule.

AIM Constellation Fund

	Shares	Value

Electronic Manufacturing Services—1.43%
Flextronics International Ltd. (Singapore)(b)	3,620,611	$22,954,674

Tyco Electronics Ltd. (Switzerland)	797,256	19,835,729

		42,790,403

Fertilizers & Agricultural Chemicals—0.45%
Potash Corp. of Saskatchewan Inc. (Canada)	136,932	13,604,194

Gas Utilities—0.42%
EQT Corp.	285,056	12,548,165

General Merchandise Stores—1.34%
Dollar Tree, Inc. (b)	810,497	40,135,811

Health Care Distributors—1.51%
Cardinal Health, Inc.	1,010,758	33,425,767

McKesson Corp.	200,249	11,778,646

		45,204,413

Health Care Equipment—2.82%
Baxter International Inc.	723,622	41,673,391

Medtronic, Inc.	639,190	27,414,859

Varian Medical Systems, Inc. (b)	309,634	15,571,494

		84,659,744

Health Care Services—2.03%
Express Scripts, Inc. (b)	491,874	41,248,554

Medco Health Solutions, Inc. (b)	320,174	19,684,297

		60,932,851

Health Care Supplies—0.43%
DENTSPLY International Inc.	381,057	12,776,841

Home Improvement Retail—1.24%
Lowe’s Cos., Inc.	1,710,126	37,024,228

Homefurnishing Retail—0.75%
Bed Bath & Beyond Inc. (b)	577,757	22,359,196

Hotels, Resorts & Cruise Lines—1.08%
Carnival Corp. (d)	974,086	32,466,286

Household Products—0.55%
Colgate-Palmolive Co.	205,298	16,429,999

Human Resource & Employment Services—0.50%
Robert Half International, Inc.	555,438	14,952,391

Hypermarkets & Super Centers—2.41%
Costco Wholesale Corp.	810,404	46,541,502

Wal-Mart Stores, Inc.	480,556	25,676,107

		72,217,609

Industrial Conglomerates—0.32%
McDermott International, Inc. (b)	409,819	9,679,925

Industrial Machinery—1.66%
Illinois Tool Works Inc.	245,175	10,687,178

Ingersoll-Rand PLC (Ireland)(b)	804,240	26,105,631

	Shares	Value

Industrial Machinery—(continued)
Kennametal Inc.	285,156	$6,980,619

Valmont Industries, Inc.	85,218	5,919,242

		49,692,670

Integrated Oil & Gas—2.64%
Exxon Mobil Corp.	491,441	31,663,543

Occidental Petroleum Corp.	605,308	47,419,829

		79,083,372

Internet Retail—1.07%
Amazon.com, Inc. (b)	256,472	32,164,154

Internet Software & Services—3.07%
Google Inc. -Class A (b)	145,216	76,880,255

VeriSign, Inc. (b)	660,196	15,125,090

		92,005,345

Investment Banking & Brokerage—2.29%
Charles Schwab Corp. (The)	1,240,478	22,688,343

Goldman Sachs Group, Inc. (The)	194,580	28,937,938

Jefferies Group, Inc.	671,608	17,152,868

		68,779,149

IT Consulting & Other Services—1.58%
Amdocs Ltd. (b)	603,300	17,248,347

Cognizant Technology Solutions Corp. -Class A (b)	692,460	30,232,804

		47,481,151

Life Sciences Tools & Services—0.69%
Thermo Fisher Scientific, Inc. (b)	449,035	20,722,965

Managed Health Care—1.69%
UnitedHealth Group Inc.	1,538,495	50,770,335

Oil & Gas Drilling—0.51%
Transocean Ltd. (b)	181,432	15,374,548

Oil & Gas Equipment & Services—2.18%
Baker Hughes Inc.	292,057	13,224,341

Cameron International Corp. (b)	514,026	19,358,219

Halliburton Co.	394,450	11,521,884

Schlumberger Ltd.	199,867	12,683,560

Weatherford International Ltd. (b)	556,188	8,721,028

		65,509,032

Oil & Gas Exploration & Production—1.57%
Apache Corp.	183,417	18,116,097

Devon Energy Corp.	430,466	28,802,480

		46,918,577

Other Diversified Financial Services—0.89%
JPMorgan Chase & Co.	684,849	26,668,020

Packaged Foods & Meats—0.38%
Kellogg Co.	210,192	11,438,649

See accompanying notes which are an integral part of this schedule.

AIM Constellation Fund

	Shares	Value

Pharmaceuticals—2.41%
Abbott Laboratories	595,537	$31,527,729

Johnson & Johnson	386,574	24,300,042

Shire PLC (United Kingdom)	834,857	16,542,258

		72,370,029

Property & Casualty Insurance—0.88%
ACE Ltd. (Switzerland)(b)	535,351	26,376,744

Railroads—1.21%
Norfolk Southern Corp.	271,637	12,783,237

Union Pacific Corp.	386,867	23,405,454

		36,188,691

Restaurants—0.52%
Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12 (b)(e)	19,296	868

McDonald’s Corp.	251,558	15,704,766

		15,705,634

Semiconductor Equipment—1.55%
Applied Materials, Inc.	1,140,732	13,894,116

ASML Holding N.V. (Netherlands)	722,846	22,762,435

KLA-Tencor Corp.	350,082	9,872,312

		46,528,863

Semiconductors—4.16%
Altera Corp.	723,775	15,430,883

Intel Corp.	1,900,664	36,872,882

NVIDIA Corp. (b)	809,645	12,460,437

PMC-Sierra, Inc. (b)	794,412	6,315,575

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan)	3,240,980	32,928,357

Texas Instruments Inc.	456,695	10,275,637

Xilinx, Inc.	443,561	10,459,168

		124,742,939

Soft Drinks—1.66%
PepsiCo, Inc.	835,622	49,819,784

Specialized Finance—1.44%
CME Group Inc.	80,687	23,142,645

IntercontinentalExchange Inc. (b)	211,300	20,174,924

		43,317,569

Steel—0.34%
United States Steel Corp.	230,782	10,253,644

Systems Software—5.07%
Check Point Software Technologies Ltd. (Israel)(b)	1,612,760	51,576,065

McAfee Inc. (b)	1,239,934	46,745,512

Microsoft Corp.	1,903,480	53,640,066

		151,961,643

Trading Companies & Distributors—0.77%
W.W. Grainger, Inc.	232,357	23,068,403

	Shares	Value

Trucking—0.20%
Con-way Inc.	212,590	$6,084,326

Wireless Telecommunication Services—1.87%
KDDI Corp. (Japan)	10,608	56,001,684

Total Common Stocks & Other Equity Interests (Cost $2,618,676,079)		2,902,390,409

Money Market Funds—2.20%
Liquid Assets Portfolio-Institutional Class (f)	32,974,525	32,974,525

Premier Portfolio-Institutional Class (f)	32,974,525	32,974,525

Total Money Market Funds (Cost $65,949,050)		65,949,050

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—98.98% (Cost $2,684,625,129)		2,968,339,459

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.72%
Liquid Assets Portfolio -Institutional Class (Cost $21,509,400)(f)(g)	21,509,400	21,509,400

TOTAL INVESTMENTS—99.70% (Cost $2,706,134,529)		2,989,848,859

OTHER ASSETS LESS LIABILITIES—0.30%		8,959,061

NET ASSETS—100.00%		$2,998,807,920

Investment Abbreviations:

ADR	— American Depositary Receipt

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2010.

(d)	Each unit represents one common share with paired trust share.

(e)	Non-income producing security acquired through a corporate action.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

AIM Constellation Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Constellation Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM Constellation Fund
E.	Foreign Currency Translations — (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,889,551,628	$100,297,231	$—	$2,989,848,859

AIM Constellation Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $427,477,690 and $614,852,364 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$388,771,406

Aggregate unrealized (depreciation) of investment securities	(105,394,351)

Net unrealized appreciation of investment securities	$283,377,055

Cost of investments for tax purposes is $2,706,471,804.

AIM Disciplined Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     DEQ-QTR-1 01/10     Invesco Advisers, Inc.

AIM Disciplined Equity Fund
Schedule of Investments(a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.22%
Aerospace & Defense—3.46%
General Dynamics Corp.	37,076	$2,478,531

United Technologies Corp.	54,696	3,690,886

		6,169,417

Apparel, Accessories & Luxury Goods—1.38%
VF Corp.	34,106	2,456,655

Asset Management & Custody Banks—2.52%
Bank of New York Mellon Corp.	154,594	4,497,139

Automotive Retail—1.65%
Advance Auto Parts, Inc.	74,701	2,946,954

Cable & Satellite—2.73%
Comcast Corp. -Class A	155,846	2,467,042

Liberty Global, Inc. -Class A (b)	94,334	2,394,197

		4,861,239

Coal & Consumable Fuels—0.99%
Peabody Energy Corp.	41,680	1,755,562

Communications Equipment—2.04%
Cisco Systems, Inc. (b)	161,985	3,639,803

Computer Hardware—4.54%
Hewlett-Packard Co.	79,866	3,759,293

International Business Machines Corp.	35,388	4,331,137

		8,090,430

Data Processing & Outsourced Services—7.60%
Automatic Data Processing, Inc.	105,875	4,318,641

Fidelity National Information Services, Inc.	118,798	2,798,881

Fiserv, Inc. (b)	58,277	2,624,796

Western Union Co.	204,765	3,796,343

		13,538,661

Diversified Banks—2.31%
Wells Fargo & Co.	144,514	4,108,533

Drug Retail—4.16%
CVS Caremark Corp.	110,495	3,576,723

Walgreen Co.	106,475	3,838,424

		7,415,147

Electric Utilities—3.99%
Exelon Corp.	34,873	1,590,907

FPL Group, Inc.	74,150	3,615,554

Northeast Utilities	74,760	1,892,923

		7,099,384

	Shares	Value

Footwear—1.22%
NIKE, Inc. -Class B	34,158	$2,177,573

Gas Utilities—3.23%
EQT Corp.	71,973	3,168,251

Questar Corp.	62,510	2,592,915

		5,761,166

General Merchandise Stores—1.92%
Target Corp.	66,605	3,414,838

Health Care Equipment—2.28%
Medtronic, Inc.	32,600	1,398,214

Stryker Corp.	51,300	2,663,496

		4,061,710

Health Care Services—3.36%
Express Scripts, Inc. (b)	48,527	4,069,474

Laboratory Corp. of America Holdings (b)	26,957	1,916,643

		5,986,117

Home Improvement Retail—0.90%
Lowe’s Cos., Inc.	74,072	1,603,659

Household Products—2.48%
Procter & Gamble Co. (The)	71,825	4,420,829

Industrial Conglomerates—2.91%
General Electric Co.	322,451	5,185,012

Industrial Gases—2.62%
Praxair, Inc.	61,885	4,661,178

Industrial Machinery—0.94%
Danaher Corp.	23,450	1,673,158

Integrated Telecommunication Services—1.84%
AT&T Inc.	50,669	1,284,966

Verizon Communications Inc.	67,882	1,997,088

		3,282,054

Investment Banking & Brokerage—1.49%
TD Ameritrade Holding Corp. (b)	148,965	2,645,618

IT Consulting & Other Services—1.32%
Accenture PLC —Class A (Ireland)	57,472	2,355,777

Managed Health Care—2.82%
Aetna Inc.	74,635	2,236,811

UnitedHealth Group Inc.	84,490	2,788,170

		5,024,981

Multi-Utilities—1.56%
PG&E Corp.	65,792	2,779,054

See accompanying notes which are an integral part of this schedule.

AIM Disciplined Equity Fund

	Shares	Value

Oil & Gas Exploration & Production—4.53%
Anadarko Petroleum Corp.	44,545	$2,841,080

Devon Energy Corp.	38,838	2,598,651

XTO Energy, Inc.	58,878	2,624,192

		8,063,923

Oil & Gas Storage & Transportation—1.34%
Williams Cos., Inc. (The)	114,919	2,394,912

Other Diversified Financial Services—4.16%
Bank of America Corp.	215,652	3,273,597

JPMorgan Chase & Co.	106,284	4,138,699

		7,412,296

Packaged Foods & Meats—2.56%
Heinz (H.J.) Co.	104,360	4,553,227

Pharmaceuticals—4.01%
Abbott Laboratories	59,816	3,166,659

Merck & Co., Inc.	57,917	2,211,271

Pfizer Inc.	94,437	1,762,195

		7,140,125

Railroads—0.96%
Norfolk Southern Corp.	36,406	1,713,266

Restaurants—1.03%
Darden Restaurants, Inc.	49,750	1,838,760

Soft Drinks—2.77%
PepsiCo, Inc.	82,775	4,935,046

Specialized REIT’s—1.01%
Ventas, Inc.	42,728	1,803,122

Specialty Chemicals—2.19%
Nalco Holding Co.	165,476	3,901,924

Systems Software—3.40%
Check Point Software Technologies Ltd. (Israel)(b)	58,590	1,873,708

Oracle Corp.	181,669	4,189,287

		6,062,995

Total Common Stocks & Other Equity Interests (Cost $154,753,347)		171,431,244

	Shares	Value

Preferred Stocks—0.57%
Other Diversified Financial Services—0.57%
Bank of America Corp., $1.50 Jr. Conv. Pfd. (Cost $1,010,910)(b)	67,394	$1,017,649

Money Market Funds—4.25%
Liquid Assets Portfolio-Institutional Class (c)	3,784,602	3,784,602

Premier Portfolio-Institutional Class (c)	3,784,602	3,784,602

Total Money Market Funds (Cost $7,569,204)		7,569,204

TOTAL INVESTMENTS—101.04% (Cost $163,333,461)		180,018,097

OTHER ASSETS LESS LIABILITIES—(1.04)%		(1,849,515)

NET ASSETS—100.00%		$178,168,582

Investment Abbreviations:

Conv.	— Convertible

Jr.	— Junior

Pfd.	— Preferred

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM Disciplined Equity Fund
Notes Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Disciplined Equity Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

AIM Disciplined Equity Fund
E.	Foreign Currency Contracts — (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$180,018,097	$—	$—	$180,018,097

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $18,754,306 and $16,875,777 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,392,852

Aggregate unrealized (depreciation) of investment securities	(8,300,773)

Net unrealized appreciation of investment securities	$13,092,079

Cost of investments for tax purposes is $166,926,018.

AIM Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com      DDI-QTR-1 01/10      Invesco Advisers, Inc.

AIM Diversified Dividend Fund
Schedule of Investments (a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks—94.86%
Aerospace & Defense—2.29%
General Dynamics Corp.	254,900	$17,040,065

Raytheon Co.	273,577	14,343,642

		31,383,707

Apparel Retail—0.53%
TJX Cos., Inc. (The)	190,595	7,244,516

Apparel, Accessories & Luxury Goods—0.48%
VF Corp.	92,534	6,665,224

Asset Management & Custody Banks—3.14%
Bank of New York Mellon Corp.	20,635	600,272

Blackstone Group L.P. (The)	604,573	7,333,471

Federated Investors, Inc. -Class B	841,398	21,354,681

State Street Corp.	320,769	13,754,575

		43,042,999

Auto Parts & Equipment—3.03%
Johnson Controls, Inc.	1,493,941	41,576,378

Brewers—1.59%
Heineken N.V. (Netherlands)	445,773	21,907,584

Building Products—1.42%
Masco Corp.	1,441,132	19,541,750

Casinos & Gaming—2.02%
International Game Technology	1,508,809	27,671,557

Computer Hardware—0.72%
Hewlett-Packard Co.	153,718	7,235,506

International Business Machines Corp.	21,584	2,641,666

		9,877,172

Construction, Farm Machinery & Heavy Trucks—0.99%
Caterpillar Inc.	260,072	13,586,161

Consumer Finance—2.90%
Capital One Financial Corp.	1,080,746	39,836,298

Data Processing & Outsourced Services—3.80%
Automatic Data Processing, Inc.	834,727	34,048,515

Western Union Co.	975,882	18,092,852

		52,141,367

Department Stores—0.55%
Nordstrom, Inc.	219,725	7,589,302

Distributors—0.09%
Genuine Parts Co.	33,543	1,263,900

	Shares	Value

Diversified Banks—1.19%
U.S. Bancorp	650,124	$16,305,110

Diversified Chemicals—3.34%
E. I. du Pont de Nemours and Co.	728,480	23,755,733

PPG Industries, Inc.	376,639	22,101,176

		45,856,909

Drug Retail—1.95%
Walgreen Co.	741,328	26,724,874

Electric Utilities—4.75%
American Electric Power Co., Inc.	838,658	29,059,500

Entergy Corp.	179,800	13,720,538

Exelon Corp.	104,412	4,763,276

PPL Corp.	598,815	17,659,054

		65,202,368

Electrical Components & Equipment—1.90%
Emerson Electric Co.	627,045	26,047,449

Food Distributors—1.53%
Sysco Corp.	750,133	20,996,223

Forest Products—0.71%
Weyerhaeuser Co.	244,287	9,747,051

General Merchandise Stores—1.35%
Target Corp.	362,118	18,565,790

Health Care Equipment—2.55%
Medtronic, Inc.	263,796	11,314,210

Stryker Corp.	455,881	23,669,342

		34,983,552

Home Improvement Retail—0.11%
Home Depot, Inc. (The)	52,416	1,468,172

Hotels, Resorts & Cruise Lines—1.94%
Marriott International, Inc. —Class A	1,014,569	26,612,145

Household Products—2.89%
Kimberly-Clark Corp.	667,454	39,640,093

Hypermarkets & Super Centers—0.42%
Wal-Mart Stores, Inc.	107,542	5,745,969

Industrial Machinery—7.41%
Eaton Corp.	328,207	20,099,397

Illinois Tool Works Inc.	469,111	20,448,548

Pentair, Inc.	1,175,122	35,888,226

Snap-on Inc.	619,043	25,306,478

		101,742,649

See accompanying notes which are an integral part of this schedule.

AIM Diversified Dividend Fund

	Shares	Value

Insurance Brokers—2.23%
Marsh & McLennan Cos., Inc.	1,418,844	$30,590,277

Integrated Oil & Gas—2.39%
Eni S.p.A. (Italy)	333,901	7,776,550

Exxon Mobil Corp.	61,012	3,931,003

Occidental Petroleum Corp.	101,538	7,954,487

Total S.A. (France)	226,360	13,146,810

		32,808,850

Integrated Telecommunication Services—0.47%
AT&T Inc.	253,341	6,424,728

Life & Health Insurance—1.99%
Lincoln National Corp.	463,921	11,403,178

StanCorp Financial Group, Inc.	370,208	15,911,540

		27,314,718

Movies & Entertainment—1.23%
Time Warner Inc.	614,427	16,866,021

Multi-Utilities—2.65%
Dominion Resources, Inc.	791,680	29,656,333

Wisconsin Energy Corp.	138,226	6,764,780

		36,421,113

Oil & Gas Equipment & Services—1.41%
Baker Hughes Inc.	426,494	19,311,648

Packaged Foods & Meats—4.06%
General Mills, Inc.	363,518	25,922,469

Kraft Foods Inc. -Class A	1,054,222	29,159,780

Sara Lee Corp.	55,398	672,532

		55,754,781

Personal Products—0.36%
Mead Johnson Nutrition Co.	109,679	4,960,781

Pharmaceuticals—6.43%
Bristol-Myers Squibb Co.	658,319	16,036,651

Eli Lilly and Co.	491,872	17,313,894

Johnson & Johnson	447,401	28,123,627

Novartis AG (Switzerland)	361,551	19,361,087

Pfizer Inc.	396,083	7,390,909

		88,226,168

Regional Banks—5.61%
Fifth Third Bancorp	3,202,020	39,833,129

SunTrust Banks, Inc.	1,526,400	37,137,312

		76,970,441

Restaurants—1.31%
Brinker International, Inc.	1,098,520	17,927,846

	Shares	Value

Semiconductors—1.67%
Linear Technology Corp.	345,274	$9,011,651

Texas Instruments Inc.	616,472	13,870,620

		22,882,271

Soft Drinks—0.63%
Coca-Cola Co. (The)	159,023	8,626,998

Specialized Consumer Services—0.84%
H&R Block, Inc.	539,347	11,606,747

Specialty Chemicals—1.13%
Ecolab Inc.	352,377	15,469,350

Systems Software—1.16%
Microsoft Corp.	565,495	15,935,649

Thrifts & Mortgage Finance—0.96%
Hudson City Bancorp, Inc.	992,791	13,174,337

Tobacco—2.74%
Altria Group, Inc.	809,899	16,084,594

Philip Morris International Inc.	473,129	21,532,101

		37,616,695

Total Common Stocks (Cost $1,268,325,566)		1,301,855,688

Money Market Funds—5.07%
Liquid Assets Portfolio-Institutional Class (b)	34,769,592	34,769,592

Premier Portfolio-Institutional Class (b)	34,769,592	34,769,592

Total Money Market Funds (Cost $69,539,184)		69,539,184

TOTAL INVESTMENTS—99.93% (Cost $1,337,864,750)		1,371,394,872

OTHER ASSETS LESS LIABILITIES—0.07%		960,771

NET ASSETS—100.00%		$1,372,355,643

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM Diversified Dividend Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Diversified Dividend Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

AIM Diversified Dividend Fund
E.	Foreign Currency Contracts — (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,309,202,841	$62,192,031	$—	$1,371,394,872

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $34,750,403 and $46,964,630, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$160,013,907

Aggregate unrealized (depreciation) of investment securities	(126,522,687)

Net unrealized appreciation of investment securities	$33,491,220

Cost of investments for tax purposes is $1,337,903,652.

AIM Large Cap Basic Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     LCBV-QTR-1 01/10     Invesco Advisers, Inc.

AIM Large Cap Basic Value Fund
Schedule of Investments (a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.70%
Advertising—5.34%
Interpublic Group of Cos., Inc. (The) (b)	539,343	$3,484,156

Omnicom Group Inc.	142,398	5,026,649

		8,510,805

Asset Management & Custody Banks—2.00%
State Street Corp.	74,331	3,187,313

Brewers—1.56%
Molson Coors Brewing Co. —Class B	59,001	2,478,042

Casinos & Gaming—2.12%
International Game Technology	183,836	3,371,552

Communications Equipment—2.74%
Nokia Corp. —ADR (Finland)	319,201	4,369,862

Computer Hardware—2.86%
Dell Inc. (b)	352,687	4,549,662

Construction Materials—1.57%
Cemex S.A.B. de C.V. —ADR (Mexico)(b)	271,373	2,493,918

Consumer Finance—4.73%
American Express Co.	137,478	5,177,422

SLM Corp. (b)	224,438	2,363,332

		7,540,754

Data Processing & Outsourced Services—1.50%
Western Union Co. (The)	128,885	2,389,528

Diversified Capital Markets—1.39%
UBS AG (Switzerland)(b)	169,824	2,209,410

Education Services—0.41%
Apollo Group, Inc. —Class A (b)	10,896	660,189

Electronic Manufacturing Services—2.96%
Tyco Electronics Ltd. (Switzerland)	189,340	4,710,779

General Merchandise Stores—3.16%
Target Corp.	98,062	5,027,639

Health Care Equipment—1.52%
Baxter International Inc.	42,162	2,428,110

Home Improvement Retail—2.36%
Home Depot, Inc. (The)	134,047	3,754,657

Hotels, Resorts & Cruise Lines—1.18%
Marriott International, Inc. —Class A	71,357	1,871,694

Household Appliances—1.48%
Whirlpool Corp.	31,319	2,354,562

	Shares	Value

Human Resource & Employment Services—3.69%
Robert Half International, Inc.	218,457	$5,880,862

Industrial Conglomerates—2.94%
Textron Inc.	49,491	966,559

Tyco International Ltd.	104,860	3,715,190

		4,681,749

Industrial Machinery—5.08%
Illinois Tool Works Inc.	106,054	4,622,894

Ingersoll-Rand PLC (Ireland)	107,042	3,474,583

		8,097,477

Investment Banking & Brokerage—2.22%
Morgan Stanley	132,264	3,542,030

Managed Health Care—7.86%
Aetna Inc.	147,261	4,413,412

UnitedHealth Group Inc.	245,863	8,113,479

		12,526,891

Movies & Entertainment—1.19%
Walt Disney Co. (The)	63,920	1,888,836

Oil & Gas Drilling—0.68%
Transocean Ltd. (b)	12,846	1,088,570

Oil & Gas Equipment & Services—3.63%
Halliburton Co.	103,488	3,022,884

Weatherford International Ltd. (b)	176,382	2,765,670

		5,788,554

Other Diversified Financial Services—7.34%
Bank of America Corp.	370,713	5,627,424

Citigroup Inc. (b)	475,047	1,577,156

JPMorgan Chase & Co.	115,263	4,488,341

		11,692,921

Packaged Foods & Meats—1.24%
Unilever N.V. (Netherlands)	64,467	1,978,842

Property & Casualty Insurance—2.52%
XL Capital Ltd. —Class A	239,058	4,009,003

Regional Banks—3.34%
Fifth Third Bancorp	299,973	3,731,664

Zions Bancorp.	83,800	1,589,686

		5,321,350

Semiconductor Equipment—7.79%
ASML Holding N.V. (Netherlands)	276,109	8,694,678

KLA-Tencor Corp.	131,770	3,715,914

		12,410,592

See accompanying notes which are an integral part of this schedule.

AIM Large Cap Basic Value Fund

	Shares	Value

Specialized Finance—4.19%
Moody’s Corp.	241,759	$6,670,131

Specialty Stores—1.97%
Staples, Inc.	133,924	3,141,857

Systems Software—4.14%
CA, Inc.	104,575	2,304,833

Microsoft Corp.	152,138	4,287,249

		6,592,082

Total Common Stocks & Other Equity Interests (Cost $154,330,678)		157,220,223

Money Market Funds—1.69%
Liquid Assets Portfolio-Institutional Class (c)	1,343,051	1,343,051

Premier Portfolio-Institutional Class (c)	1,343,051	1,343,051

Total Money Market Funds (Cost $2,686,102)		2,686,102

TOTAL INVESTMENTS—100.39% (Cost $157,016,780)		159,906,325

OTHER ASSETS LESS LIABILITIES—(0.39)%		(621,138)

NET ASSETS—100.00%		$159,285,187

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM Large Cap Basic Value Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Large Cap Basic Value Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

AIM Large Cap Basic Value Fund
E.	Foreign Currency Contracts — (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$149,232,805	$10,673,520	$—	$159,906,325

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $13,147,002 and $25,271,720 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$19,756,759

Aggregate unrealized (depreciation) of investment securities	(23,481,446)

Net unrealized appreciation (depreciation) of investment securities	$(3,724,687)

Cost of investments for tax purposes is $163,631,012.

AIM Large Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     LCG-QTR-1 01/10     Invesco Advisers, Inc.

AIM Large Cap Growth Fund
Schedule of Investments(a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.70%
Aerospace & Defense—2.52%
Goodrich Corp.	250,930	$15,535,076

United Technologies Corp.	229,920	15,515,002

		31,050,078

Apparel Retail—4.15%
Gap, Inc. (The)	684,814	13,066,251

Limited Brands, Inc.	972,725	18,501,230

Ross Stores, Inc.	426,994	19,611,834

		51,179,315

Apparel, Accessories & Luxury Goods—1.03%
Coach, Inc.	363,192	12,668,137

Asset Management & Custody Banks—1.16%
BlackRock, Inc.	67,068	14,340,480

Automobile Manufacturers—1.02%
Ford Motor Co. (b)	1,156,938	12,541,208

Biotechnology—4.35%
Amgen Inc. (b)	675,796	39,520,550

Gilead Sciences, Inc. (b)	293,395	14,162,177

		53,682,727

Communications Equipment—1.93%
Cisco Systems, Inc. (b)	1,057,484	23,761,666

Computer Hardware—12.00%
Apple Inc. (b)	369,281	70,946,266

Hewlett-Packard Co.	920,694	43,337,066

International Business Machines Corp.	274,751	33,626,775

		147,910,107

Computer Storage & Peripherals—3.27%
EMC Corp. (b)	1,723,508	28,730,878

Western Digital Corp. (b)	304,415	11,564,726

		40,295,604

Construction & Engineering—2.97%
Fluor Corp.	456,964	20,718,748

URS Corp. (b)	355,430	15,951,698

		36,670,446

Construction, Farm Machinery & Heavy Trucks—0.92%
Joy Global Inc.	248,117	11,348,872

	Shares	Value

Data Processing & Outsourced Services—1.33%
MasterCard, Inc. -Class A	65,767	$16,435,173

Department Stores—1.02%
Kohl’s Corp. (b)	249,852	12,585,045

Diversified Metals & Mining—5.33%
BHP Billiton Ltd. -ADR (Australia)	769,741	53,396,933

Rio Tinto PLC -ADR (United Kingdom)	63,602	12,340,060

		65,736,993

Education Services—1.72%
Apollo Group, Inc. -Class A (b)	350,920	21,262,243

Electrical Components & Equipment—1.11%
Cooper Industries PLC (Ireland)	319,850	13,721,565

Electronic Manufacturing Services—0.91%
Flextronics International Ltd. (Singapore)(b)	1,766,243	11,197,981

Fertilizers & Agricultural Chemicals—1.88%
Syngenta AG (Switzerland)	90,575	23,148,067

General Merchandise Stores—1.18%
Dollar Tree, Inc. (b)	293,161	14,517,333

Health Care Distributors—3.44%
AmerisourceBergen Corp.	820,197	22,358,570

McKesson Corp.	341,446	20,083,854

		42,442,424

Health Care Services—4.04%
Express Scripts, Inc. (b)	198,052	16,608,641

Medco Health Solutions, Inc. (b)	357,957	22,007,196

Quest Diagnostics Inc.	201,995	11,245,062

		49,860,899

Heavy Electrical Equipment—1.30%
ABB Ltd. (Switzerland)(b)	883,470	15,975,577

Integrated Oil & Gas—3.33%
Occidental Petroleum Corp.	524,442	41,084,786

Internet Software & Services—2.84%
Google Inc. -Class A (b)	43,354	22,952,475

NetEase.com Inc. -ADR (China)(b)	369,539	12,120,879

		35,073,354

See accompanying notes which are an integral part of this schedule.

AIM Large Cap Growth Fund

	Shares	Value

Investment Banking & Brokerage—3.02%
Goldman Sachs Group, Inc. (The)	172,069	$25,590,102

TD Ameritrade Holding Corp. (b)	654,085	11,616,549

		37,206,651

IT Consulting & Other Services—3.88%
Accenture PLC -Class A (Ireland)	748,721	30,690,074

Cognizant Technology Solutions Corp. -Class A (b)	391,675	17,100,530

		47,790,604

Managed Health Care—3.16%
UnitedHealth Group Inc.	593,690	19,591,770

WellPoint Inc. (b)	303,501	19,339,084

		38,930,854

Oil & Gas Drilling—3.03%
Diamond Offshore Drilling, Inc.	135,049	12,361,035

ENSCO International PLC -ADR (United Kingdom)	329,421	12,857,302

Noble Corp.	301,541	12,158,133

		37,376,470

Oil & Gas Equipment & Services—3.29%
FMC Technologies, Inc. (b)	345,561	18,373,478

National-Oilwell Varco Inc.	542,919	22,205,387

		40,578,865

Personal Products—1.19%
Estee Lauder Cos. Inc. (The) -Class A	280,520	14,732,910

Pharmaceuticals—2.27%
Abbott Laboratories	204,585	10,830,730

Johnson & Johnson	272,867	17,152,420

		27,983,150

Railroads—2.15%
Norfolk Southern Corp.	264,596	12,451,888

Union Pacific Corp.	231,521	14,007,020

		26,458,908

Semiconductors—5.15%
Marvell Technology Group Ltd. (b)	1,112,752	19,395,267

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan)	1,168,793	11,874,937

Texas Instruments Inc.	778,750	17,521,875

Xilinx, Inc.	622,145	14,670,179

		63,462,258

Systems Software—7.81%
BMC Software, Inc. (b)	492,715	19,038,508

Check Point Software Technologies Ltd. (Israel)(b)	402,862	12,883,527

Microsoft Corp.	1,221,413	34,419,418

	Shares	Value

Systems Software—(continued)
Oracle Corp.	1,299,316	$29,962,227

		96,303,680

Total Common Stocks & Other Equity Interests (Cost $1,106,347,719)		1,229,314,430

Money Market Funds—0.26%
Liquid Assets Portfolio-Institutional Class (c)	1,644,490	1,644,490

Premier Portfolio-Institutional Class (c)	1,644,490	1,644,490

Total Money Market Funds (Cost $3,288,980)		3,288,980

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.96% (Cost $1,109,636,699)		1,232,603,410

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.15%
Liquid Assets Portfolio -Institutional Class (Cost $1,814,200)(c)(d)	1,814,200	1,814,200

TOTAL INVESTMENTS—100.11% (Cost $1,111,450,899)		1,234,417,610

OTHER ASSETS LESS LIABILITIES—(0.11)%		(1,411,737)

NET ASSETS—100.00%		$1,233,005,873

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

AIM Large Cap Growth Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Large Cap Growth Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM Large Cap Growth Fund
E.	Foreign Currency Translations — (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,195,293,965	$39,123,645	$—	$1,234,417,610

AIM Large Cap Growth Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $126,794,975 and $164,258,299, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$172,198,567

Aggregate unrealized (depreciation) of investment securities	(61,742,095)

Net unrealized appreciation of investment securities	$110,456,472

Cost of investments for tax purposes is $1,123,961,138.

AIM Summit Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com     SUM-QTR-1 01/10     Invesco Advisers, Inc.

AIM Summit Fund
Schedule of Investments(a)
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.17%
Aerospace & Defense—4.65%
Goodrich Corp.	133,597	$8,270,990

Honeywell International Inc.	226,226	8,741,373

Lockheed Martin Corp.	111,020	8,273,210

Raytheon Co.	266,805	13,988,586

Rockwell Collins, Inc.	160,330	8,527,953

United Technologies Corp.	424,468	28,643,101

		76,445,213

Air Freight & Logistics—0.47%
Expeditors International of Washington, Inc.	226,823	7,734,664

Airlines—0.75%
Continental Airlines, Inc. -Class B (b)	670,478	12,330,090

Apparel Retail—1.50%
American Eagle Outfitters, Inc.	1,035,884	16,460,197

Gap, Inc. (The)	426,528	8,138,154

		24,598,351

Apparel, Accessories & Luxury Goods—0.25%
Coach, Inc.	117,917	4,112,945

Asset Management & Custody Banks—0.78%
T. Rowe Price Group Inc.	257,482	12,776,257

Auto Parts & Equipment—0.71%
Johnson Controls, Inc.	416,414	11,588,802

Automobile Manufacturers—0.84%
Honda Motor Co., Ltd. (Japan)	408,500	13,861,184

Biotechnology—3.46%
Amgen Inc. (b)	226,832	13,265,135

Gilead Sciences, Inc. (b)	902,604	43,568,695

		56,833,830

Cable & Satellite—0.26%
Scripps Networks Interactive, Inc. -Class A	100,723	4,300,872

Communications Equipment—4.79%
Cisco Systems, Inc. (b)	1,064,665	23,923,023

QUALCOMM Inc.	711,489	27,883,254

Research In Motion Ltd. (Canada)(b)	428,545	26,981,193

		78,787,470

Computer Hardware—5.62%
Apple Inc. (b)	249,498	47,933,556

Hewlett-Packard Co.	337,029	15,863,955

International Business Machines Corp.	233,046	28,522,500

		92,320,011

	Shares	Value

Computer Storage & Peripherals—1.76%
EMC Corp. (b)	1,495,525	$24,930,402

QLogic Corp. (b)	228,379	3,925,835

		28,856,237

Construction & Engineering—0.45%
Fluor Corp.	162,054	7,347,528

Construction, Farm Machinery & Heavy Trucks—0.31%
Komatsu Ltd. (Japan)	255,900	5,121,560

Consumer Finance—0.39%
American Express Co.	172,103	6,481,399

Data Processing & Outsourced Services—1.88%
Alliance Data Systems Corp. (b)(c)	134,585	8,002,424

MasterCard, Inc. -Class A	54,855	13,708,265

Visa Inc. -Class A	112,474	9,226,242

		30,936,931

Department Stores—1.96%
J.C. Penney Co., Inc.	470,872	11,691,752

Kohl’s Corp. (b)	407,992	20,550,557

		32,242,309

Diversified Banks—0.49%
Banco Bradesco S.A. -ADR (Brazil)	484,758	8,027,592

Diversified Metals & Mining—0.85%
BHP Billiton Ltd. (Australia)	211,543	7,328,053

Freeport-McMoRan Copper & Gold Inc.	99,894	6,661,931

		13,989,984

Drug Retail—1.03%
Walgreen Co.	467,725	16,861,486

Electrical Components & Equipment—1.13%
Cooper Industries PLC (Ireland)	432,099	18,537,047

Electronic Components—1.23%
Amphenol Corp. -Class A	182,283	7,262,155

Corning Inc.	718,671	12,993,571

		20,255,726

Fertilizers & Agricultural Chemicals—0.45%
Potash Corp. of Saskatchewan Inc. (Canada)	74,486	7,400,184

Gas Utilities—0.39%
EQT Corp.	146,484	6,448,226

General Merchandise Stores—1.01%
Dollar Tree, Inc. (b)	334,003	16,539,829

See accompanying notes which are an integral part of this schedule.

AIM Summit Fund

	Shares	Value

Health Care Distributors—1.03%
McKesson Corp.	287,735	$16,924,573

Health Care Equipment—2.99%
Baxter International Inc.	463,631	26,700,509

Medtronic, Inc.	337,488	14,474,860

Varian Medical Systems, Inc. (b)	157,964	7,944,010

		49,119,379

Health Care Services—2.08%
Express Scripts, Inc. (b)	259,706	21,778,945

Laboratory Corp. of America Holdings (b)	81,523	5,796,285

Medco Health Solutions, Inc. (b)	107,251	6,593,792

		34,169,022

Health Care Supplies—0.42%
DENTSPLY International Inc.	207,694	6,963,980

Home Improvement Retail—1.78%
Home Depot, Inc. (The)	602,378	16,872,608

Lowe’s Cos., Inc.	573,256	12,410,992

		29,283,600

Homefurnishing Retail—0.99%
Bed Bath & Beyond Inc. (b)	419,039	16,216,809

Hotels, Resorts & Cruise Lines—0.94%
Royal Caribbean Cruises Ltd. (b)(c)	590,876	15,415,955

Household Products—1.55%
Colgate-Palmolive Co.	162,338	12,991,910

Procter & Gamble Co. (The)	202,385	12,456,797

		25,448,707

Human Resource & Employment Services—0.49%
Robert Half International, Inc.	301,651	8,120,445

Hypermarkets & Super Centers—2.35%
Costco Wholesale Corp.	442,441	25,409,387

Wal-Mart Stores, Inc.	247,827	13,241,396

		38,650,783

Industrial Machinery—1.58%
Illinois Tool Works Inc.	129,451	5,642,769

Ingersoll-Rand PLC (Ireland)	416,554	13,521,343

Kennametal Inc.	156,017	3,819,296

Valmont Industries, Inc.	43,915	$3,050,336

		26,033,744

Integrated Oil & Gas—2.32%
Exxon Mobil Corp.	188,519	12,146,279

Occidental Petroleum Corp.	331,182	25,944,798

		38,091,077

Internet Retail—1.03%
Amazon.com, Inc. (b)	135,416	16,982,521

	Shares	Value

Internet Software & Services—2.64%
Google Inc. —Class A (b)	74,012	$39,183,433

VeriSign, Inc. (b)	180,437	4,133,812

		43,317,245

Investment Banking & Brokerage—1.67%
Charles Schwab Corp. (The)	640,589	11,716,373

Goldman Sachs Group, Inc. (The)	105,788	15,732,791

		27,449,164

IT Consulting & Other Services—1.87%
Amdocs Ltd. (b)	197,007	5,632,430

Cognizant Technology Solutions Corp.-Class A (b)	376,066	16,419,041

SAIC, Inc. (b)	471,014	8,633,687

		30,685,158

Life Sciences Tools & Services—0.51%
Thermo Fisher Scientific, Inc. (b)	180,750	8,341,612

Managed Health Care—1.92%
UnitedHealth Group Inc.	458,015	15,114,495

WellPoint Inc. (b)	257,644	16,417,076

		31,531,571

Oil & Gas Drilling—0.42%
Transocean Ltd. (b)	81,056	6,868,685

Oil & Gas Equipment & Services—1.69%
Baker Hughes Inc.	149,379	6,763,881

Cameron International Corp. (b)	264,162	9,948,341

Schlumberger Ltd.	103,212	6,549,834

Weatherford International Ltd. (b)	284,475	4,460,568

		27,722,624

Oil & Gas Exploration & Production—1.80%
Apache Corp.	93,812	9,265,811

Devon Energy Corp.	221,205	14,800,827

Southwestern Energy Co. (b)	129,049	5,533,621

		29,600,259

Other Diversified Financial Services—0.86%
JPMorgan Chase & Co.	361,026	$14,058,352

Packaged Foods & Meats—1.06%
General Mills, Inc.	126,107	8,992,690

Kellogg Co.	154,882	8,428,679

		17,421,369

Pharmaceuticals—3.51%
Abbott Laboratories	476,958	25,250,156

Johnson & Johnson	419,273	26,355,501

Shire PLC (United Kingdom)	308,158	6,105,991

		57,711,648

See accompanying notes which are an integral part of this schedule.

AIM Summit Fund

	Shares	Value

Property & Casualty Insurance—1.65%
ACE Ltd. (Switzerland)(b)	219,010	$10,790,623

Chubb Corp. (The)	328,117	16,405,850

		27,196,473

Railroads—1.13%
Norfolk Southern Corp.	129,568	6,097,470

Union Pacific Corp.	206,013	12,463,787

		18,561,257

Restaurants—0.51%
McDonald’s Corp.	134,343	8,387,033

Semiconductor Equipment—1.74%
Applied Materials, Inc.	619,795	7,549,103

ASML Holding N.V. (Netherlands)	384,032	12,093,175

Lam Research Corp. (b)	270,169	8,918,279

		28,560,557

Semiconductors—3.98%
Altera Corp.	396,093	8,444,703

Intel Corp.	1,038,937	20,155,378

Maxim Integrated Products, Inc.	466,031	8,146,222

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan)	1,710,608	17,379,777

Texas Instruments Inc.	249,192	5,606,820

Xilinx, Inc.	242,458	5,717,159

		65,450,059

Soft Drinks—2.62%
Coca-Cola Co. (The)	233,649	12,675,458

PepsiCo, Inc.	510,924	30,461,289

		43,136,747

Specialized Finance—1.26%
CME Group Inc.	36,437	10,450,860

IntercontinentalExchange Inc. (b)	108,137	10,324,921

		20,775,781

Systems Software—4.49%
Check Point Software Technologies Ltd. (Israel)(b)	847,422	27,100,556

McAfee Inc. (b)	492,796	18,578,409

Microsoft Corp.	995,236	28,045,750

		73,724,715

Technology Distributors—0.35%
Avnet, Inc. (b)	219,179	5,795,093

Trading Companies & Distributors—0.54%
W.W. Grainger, Inc.	90,096	8,944,731

Wireless Telecommunication Services—1.99%
KDDI Corp. (Japan)	6,200	32,730,999

Total Common Stocks & Other Equity Interests (Cost $1,389,015,268)		1,564,127,454

	Shares	Value

Money Market Funds—3.95%
Liquid Assets Portfolio-Institutional Class (d)	32,455,204	$32,455,204

Premier Portfolio-Institutional Class (d)	32,455,204	32,455,204

Total Money Market Funds (Cost $64,910,408)		64,910,408

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.12% (Cost $1,453,925,676)		1,629,037,862

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.09%
Liquid Assets Portfolio -Institutional Class (Cost $17,942,785)(d)(e)	17,942,785	17,942,785

TOTAL INVESTMENTS—100.21% (Cost $1,471,868,461)		1,646,980,647

OTHER ASSETS LESS LIABILITIES—(0.21)%		(3,460,789)

NET ASSETS—100.00%		$1,643,519,858

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

AIM Summit Fund
Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

AIM Summit Fund
A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

AIM Summit Fund
E.	Foreign Currency Translations — (continued)

arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,602,470,685	$44,509,962	$—	$1,646,980,647

AIM Summit Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $249,548,121 and $287,699,075, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$204,535,011

Aggregate unrealized (depreciation) of investment securities	(30,831,775)

Net unrealized appreciation of investment securities	$173,703,236

Cost of investments for tax purposes is $1,473,277,411.

Item 2. Controls and Procedures.
(a)	As of March 19, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 19, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.